Description of Business amd Summary of Significant Accounting Policies (Details) - Schedule of potentially dilutive securities - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Description of Business amd Summary of Significant Accounting Policies (Details) - Schedule of potentially dilutive securities [Line Items]
Number of shares	10,696,479	6,425,109	8,736,697	5,400,901
Convertible Notes Payable [Member]
Description of Business amd Summary of Significant Accounting Policies (Details) - Schedule of potentially dilutive securities [Line Items]
Number of shares	117,529	1,182,557	1,267,661	179,126
Stock options [Member]
Description of Business amd Summary of Significant Accounting Policies (Details) - Schedule of potentially dilutive securities [Line Items]
Number of shares			5,645,802	3,646,667
Warrant [Member]
Description of Business amd Summary of Significant Accounting Policies (Details) - Schedule of potentially dilutive securities [Line Items]
Number of shares	1,411,308	1,581,774	1,823,234	1,575,108